Income Taxes - Additional Information (Detail) € in Thousands, ₨ in Thousands, R$ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 BRL (R$)	Nov. 23, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective income tax rate for foreign jurisdiction			14.20%	14.20%	14.20%	15.00%	15.00%	38.00%	38.00%
Percentage of share with voting right	80.00%		80.00%
Accounting profit			$ 1,431,164	R$ 380,373		$ 1,721,453	R$ 411,336	$ 2,748,084	R$ 656,646	$ 2,748,084	R$ 656,646
Adjustments For Deferred Tax Of Prior Periods	$ 2,647,919	₨ 703,761
Excess On Deferred Income Tax	2,076,594	551,915
Excess On Current Income Tax	571,325	₨ 151,846
Discontinued operations [member] | Tracfone Wireless Inc Tracfone [member] | Verizon Communications Inc [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of ownership interest in subsidiary sold												100.00%
Tax Profit On Sale of Subsidiary			93,968,555
Brazil [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss carryforwards			$ 71,910,653
Effective taxable income percentage carryforward			30.00%	30.00%	30.00%
Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated tax loss			$ 14,768,325
Chile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated tax loss			$ 16,109,194
Euros [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective taxable income percentage carryforward			75.00%	75.00%	75.00%
Accumulated tax loss | €					€ 2,031,465
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates			10.00%	10.00%	10.00%
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates			34.00%	34.00%	34.00%
CUCA [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Contributed capital account	612,351,412		$ 612,351,412			573,362,949
CUFIN [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Contributed capital account	$ 431,249,107		$ 431,249,107			$ 332,273,039